Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information
(18)	Segment Information

The Company has organized its principal operations into the following segments: Individual Annuities and Other products.

The Individual Annuities segment consists of variable and fixed annuities, which are provided through independent distribution channels made up of broker dealers and agents and registered representatives. Revenues for the Company’s fixed annuity products are primarily earned as net investment income on invested assets supporting fixed account balances, with profitability driven by the spread between net investment income earned and interest credited to account balances. Although the Company discontinued selling fixed annuity products in 2011, the in-force volume is significant and thus included within the Individual Annuities segment. Revenues for the company’s variable annuity products are primarily earned as management and expense fees charged on underlying account balances.

The Other products segment consists of closed blocks of Life, LTC, and Special Markets products. The Company discontinued selling Life products in 2010 and LTC products in 2009. The Special Markets products include individual and group annuity and life products, including whole and term life insurance. Although other products are part of the combined results, the Company does not allocate additional resources to these areas other than to maintain the operational support to its current customers.

The Company does not maintain segregated investment portfolios for each segment. Investment-related income, gains, and losses are allocated to the segments based on reserve levels and capital requirements.

Segment results are reconciled to the statements of operations in the tables below:

	Year ended December 31, 2014
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$58,728	2,988	61,716
Interest and similar income, net	27,284	1,566	28,850
Change in fair value of assets and liabilities	66,815	—	66,815
Realized investment gains, net	73	4	77
Fee, commission, and other revenue	6,869	(5)	6,864

Total revenue	159,769	4,553	164,322

Benefits and expenses:
Net benefits	138,957	4,936	143,893
General and administrative expenses and commissions	38,886	903	39,789
Change in deferred acquisition costs, net	(15,088)	24	(15,064)

Total benefits and expenses	162,755	5,863	168,618

Pretax (loss)	$(2,986)	(1,310)	(4,296)

	Year ended December 31, 2013
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$47,281	3,452	50,733
Interest and similar income, net	28,590	1,074	29,664
Change in fair value of assets and liabilities	(78,973)	—	(78,973)
Realized investment gains, net	796	33	829
Fee, commission, and other revenue	5,904	—	5,904

Total revenue	3,598	4,559	8,157

Benefits and expenses:
Net benefits	(42,034)	3,931	(38,103)
General and administrative expenses and commissions	34,595	924	35,519
Change in deferred acquisition costs, net	(6,440)	277	(6,163)

Total benefits and expenses	(13,879)	5,132	(8,747)

Pretax income (loss)	$17,477	(573)	16,904

	Year ended December 31, 2012
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$36,997	3,195	40,192
Interest and similar income, net	29,905	945	30,850
Change in fair value of assets and liabilities	(14,676)	—	(14,676)
Realized investment gains, net	14,170	332	14,502
Fee, commission, and other revenue	4,698	—	4,698

Total revenue	71,094	4,472	75,566

Benefits and expenses:
Net benefits	20,914	2,656	23,570
General and administrative expenses and commissions	34,590	550	35,140
Change in deferred acquisition costs, net	4,657	(227)	4,430

Total benefits and expenses	60,161	2,979	63,140

Pretax income	$10,933	1,493	12,426